ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current:
Accounts receivable	$ 4,308	$ 3,592
Finance lease receivables	262	187
Prepayments & other assets	766	676
Total current	5,336	4,455
Non-current:
Finance lease receivables	3,490	3,015
Restricted cash	251	203
Accounts receivable	2	15
Other assets	808	700
Total non-current	$ 4,551	$ 3,933